iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  28 .7%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 8,854 $ 3,440,753
Brown-Forman Corp. , Class A ................ 42,672 2,837,688
Brown-Forman Corp. , Class B , NVS ............ 171,688 11,430,987
Coca-Cola Co. (The) ...................... 3,309,036 202,910,087
Constellation Brands, Inc. , Class A ............. 141,856 32,842,501
Keurig Dr Pepper, Inc. ..................... 802,838 28,324,125
Molson Coors Beverage Co. , Class B ........... 163,631 8,603,718
Monster Beverage Corp.
(a)
................... 342,863 35,685,181
PepsiCo, Inc. ........................... 1,171,404 200,333,512
526,408,552
a
Chemicals  —  2 .4%
Corteva, Inc. ............................ 669,704 43,162,423
a
Food & Staples Retailing  —  6 .5%
Albertsons Companies, Inc. , Class A ............ 157,789 3,345,127
Casey's General Stores, Inc. ................. 34,648 8,173,810
Grocery Outlet Holding Corp.
(a)
................ 82,830 2,517,204
Kroger Co. (The) ......................... 613,816 27,394,608
Performance Food Group Co.
(a)
............... 142,387 8,731,171
Sysco Corp. ............................ 475,573 36,837,884
U.S. Foods Holding Corp.
(a)
.................. 188,638 7,192,767
Walgreens Boots Alliance, Inc. ................ 671,628 24,756,208
118,948,779
a
Food Products  —  20 .2%
Archer-Daniels-Midland Co. .................. 512,006 42,419,697
Bunge Ltd. ............................. 129,537 12,837,117
Campbell Soup Co. ....................... 181,419 9,421,089
Conagra Brands, Inc. ...................... 440,583 16,385,282
Darling Ingredients, Inc.
(a)
................... 149,844 9,933,159
Flowers Foods, Inc. ....................... 175,352 4,855,497
Freshpet, Inc.
(a) (b)
......................... 42,653 2,701,214
General Mills, Inc. ........................ 557,968 43,722,372
Hershey Co. (The) ........................ 136,631 30,687,323
Hormel Foods Corp. ....................... 268,100 12,147,611
Ingredion, Inc. ........................... 61,285 6,300,098
J M Smucker Co. (The) ..................... 96,491 14,743,825
Kellogg Co. ............................. 238,640 16,365,931
Kraft Heinz Co. (The) ...................... 654,260 26,517,158
Lamb Weston Holdings, Inc. ................. 134,950 13,480,155
McCormick & Co., Inc. , NVS ................. 234,632 17,625,556
Mondelez International, Inc. , Class A ............ 1,009,777 66,079,807
Pilgrim's Pride Corp.
(a)
..................... 43,715 1,061,400
Post Holdings, Inc.
(a)
....................... 51,190 4,860,490
Seaboard Corp. .......................... 236 925,238
Tyson Foods, Inc. , Class A .................. 266,636 17,531,317
370,601,336
a
Health Care Providers & Services  —  8 .1%
AmerisourceBergen Corp. ................... 145,261 24,543,299
CVS Health Corp. ........................ 838,729 73,992,672
McKesson Corp. ......................... 132,885 50,320,892
148,856,863
a
Household Products  —  22 .8%
Church & Dwight Co., Inc. ................... 227,273 18,377,295
Clorox Co. (The) ......................... 115,341 16,688,689
Colgate-Palmolive Co. ..................... 733,532 54,670,140
Kimberly-Clark Corp. ...................... 315,123 40,969,141
Procter & Gamble Co. (The) ................. 1,993,531 283,838,944
Reynolds Consumer Products, Inc. ............. 50,801 1,512,346
Security Shares Value
a
Household Products (continued)
Spectrum Brands Holdings, Inc. ............... 37,146 $ 2,521,470
418,578,025
a
Personal Products  —  0 .1%
Olaplex Holdings, Inc.
(a) (b)
................... 114,900 725,019
a
Tobacco  —  11 .0%
Altria Group, Inc. ......................... 1,395,654 62,860,256
Philip Morris International, Inc. ................ 1,321,959 137,801,006
200,661,262
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,829,086,034 ) ............................... 1,827,942,259
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 2,559,522 2,561,058
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 3,558,606 3,558,606
a
Total Short-Term Securities — 0.3%
(Cost: $ 6,117,181 ) .................................. 6,119,664
Total Investments — 100.1%
(Cost: $ 1,835,203,215 ) ............................... 1,834,061,923
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,351,226)
Net Assets — 100.0% ................................. $ 1,832,710,697
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Consumer Staples ETF
2
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 4,356,847  $ —  $ (1,810,149)
(a)
$ 13,160  $ 1,200  $ 2,561,058  2,559,522  $ 48,943
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,290,000  1,268,606
(a)
—  —  —  3,558,606  3,558,606  48,366  2
$ 13,160  $ 1,200
$ 6,119,664
$ 97,309  $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Index. ............................................................ 62 03/17/23 $ 4,621 $ 4,138

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,827,942,259  $ —  $ —  $ 1,827,942,259
Short-Term Securities
Money Market Funds ...................................... 6,119,664  —  —  6,119,664
$ 1,834,061,923  $ —  $ —  $ 1,834,061,923
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,138  $ —  $ —  $ 4,138
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares